Other Transactions with Related Parties - Amounts Due from and to Related Parties (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amount due from related parties net of discounts	$ 655
VEBA Trust [Member]
Related Party Transaction [Line Items]
Amount due from related parties net of discounts	$ 523	$ 586